Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 382,460	$ 356,721
Accumulated Depreciation	(164,661)	(137,208)
Net Book Value	217,799	219,513
Land
Property, Plant and Equipment [Line Items]
Cost	5,282	4,664
Net Book Value	5,282	4,664
Buildings
Property, Plant and Equipment [Line Items]
Cost	5,324	5,055
Accumulated Depreciation	(684)	(570)
Net Book Value	4,640	4,485
Useful Life	40 years	40 years
Transportation equipment
Property, Plant and Equipment [Line Items]
Cost	352,683	334,023
Accumulated Depreciation	(157,236)	(130,755)
Net Book Value	195,447	203,268
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	7 years	7 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	11 years	11 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	5,065	3,793
Accumulated Depreciation	(1,521)	(957)
Net Book Value	3,544	2,836
Useful Life	The shorter of the life of lease or the useful life of the asset	The shorter of the life of lease or the useful life of the asset
Other machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	14,106	9,186
Accumulated Depreciation	(5,220)	(4,926)
Net Book Value	$ 8,886	$ 4,260
Other machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful Life	3 years	3 years
Other machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful Life	5 years	5 years